SUBSEQUENT EVENTS (Details) - Subsequent Event - ITHAX ACQUISITION CORP.	Jul. 18, 2022 USD ($) $ / shares shares
Subsequent Event [Line Items]
Cash proceeds	$ 78,400,000
Cash proceeds from trust account	8,400,000
Cash proceeds from PIPE financing	$ 70,000,000
Class A Common Stock
Subsequent Event [Line Items]
Number of shares redeemed | shares	23,311,532
Redemption price | $ / shares	$ 10.00
Value of shares redeemed	$ 233,586,054